Shareholder Report, Line Graph (Details) DFFW_Global Small Company Portfolio_Institutional_TSR Annual {Institutional} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Jan. 18, 2017	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name										Global Small Company Portfolio – Institutional
Accumulated Value	$ 18,008	$ 14,064	$ 13,781	$ 16,469	$ 10,993	$ 11,421	$ 10,951	$ 11,530	$ 10,000	$ 20,327
MSCI All Country World IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World IMI Index (net div.)
Accumulated Value	21,630	16,345	14,937	18,722	13,549	12,987	11,595	11,707	10,000	$ 26,389
MSCI All Country World Small Cap Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World Small Cap Index (net div.)
Accumulated Value	$ 17,996	$ 13,987	$ 13,811	$ 17,711	$ 12,196	$ 12,164	$ 11,259	$ 11,701	$ 10,000	$ 21,006